BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED NOVEMBER 8, 2023
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED MAY 1, 2023, AS SUPPLEMENTED
Brighthouse Small Cap Value Portfolio
Steven G. Catricks no longer serves as a portfolio manager of the Brighthouse Small Cap Value Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Effective immediately, all references to Mr. Catricks in the Summary Prospectus, Prospectus and Statement of Additional Information of the Portfolio are deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE